Income Taxes (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current taxes on income
In respect of current year	$ 7,971	$ 18,321	[1]	$ 11,049
Deferred tax expense
Creation and reversal of temporary differences	20,273	22,231	[1]	14,150
Total tax expense on income	$ 28,244	$ 40,552		$ 25,199

[1]	The Group made an immaterial correction of reclassification error of $21 million in income taxes on income and deferred tax income as at December 31, 2021.